Partners' Capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	9 Months Ended	12 Months Ended			24 Months Ended
	Apr. 30, 2015	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Oct. 24, 2016
Equity offering	14,555,000						283,696
Issuance of common units under Omnibus Incentive Compensation Plan					850,000
Net price per common unit	$ 9.53
Net proceeds from equity offering	$ 133,327
Issuance of Partnership's units	$ 132,588		$ 17,639	$ 4,567	$ 132,588
Class B Convertible Preferred Unit Subscription Agreement
Class B convertible preferred unit issued						24,655,554
Conversion price of the Preferred units						$ 9
Preferred units conversion rate						1
May 23, June 6, 2012 and 2013 Class B Convertible Preferred Units Subscription Agreements Conversion Terms			Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (“VWAP”) and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the “Partnership Mandatory Conversion Event”) the Partnership acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full board of directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio. The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership’s board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to the Agreements in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.
Class B Convertible Preferred Units
Preferred units conversion rate					1
Number of Class B convertible preferred units converted to common units					1,240,404
Limited Partners Common
Conversion of Partnership's units					$ 7,900
Issuance of Partnership's units			$ 17,639	$ 4,567	132,588
Limited Partners Common
Conversion of Partnership's units					10,642
Limited Partners Common
Conversion of Partnership's units					(2,742)
General Partner
Conversion of Partnership's units					2,742
Limited Partners Preferred
Conversion of Partnership's units					$ (10,642)
Underwriters Exercise of Overallotment Options
Equity offering	1,755,000
CMTC
Units purchased	1,100,000
Common Units converted to General Partner Units					315,908
Interest of CGP in the partnership			1.71%
Minimum | CMTC | Right waived
Distribution target amount per unit			$ 0.2425
Maximum | CMTC | Right waived
Distribution target amount per unit			$ 0.25
The "ATM Offering" | UBS Securities LLC ("UBS")
Equity offering			5,152,059	1,401,481
Net proceeds from equity offering			$ 17,815	$ 4,546
Maximum proceeds from the issuance of new common units		$ 50,000
Offering expenses			$ 176	$ 890
The "ATM Offering" | UBS Securities LLC ("UBS") | Maximum
Commission percentage			2.00%